Advances to Supplier (Details)	9 Months Ended
Sep. 30, 2022 USD ($)
Advance To Suppliers Abstract
Additional accounts payable to suppliers	$ 1,200,000
Advances to supplier	300,000
Remaining due	$ 900,000